INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Capital contribution payable (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Contributions Payable [Line Items]
Capital contribution payable	$ 101	$ 101
Series 47
Contributions Payable [Line Items]
Capital contribution payable	0	0
Series 48
Contributions Payable [Line Items]
Capital contribution payable	0	0
Series 49
Contributions Payable [Line Items]
Capital contribution payable	$ 101	$ 101